Note 21 Other Financial Liabilities (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Other financial liabilities [Line Items]
Other financial liabilities	€ 14,132,000,000	€ 13,358,000,000
Lease liabilities [member]
Other financial liabilities [Line Items]
Other financial liabilities	2,586,000,000	2,674,000,000
Creditors for other financial liabilities [Member]
Other financial liabilities [Line Items]
Other financial liabilities	3,048,000,000	2,408,000,000
Collection accounts [Member]
Other financial liabilities [Line Items]
Other financial liabilities	3,994,000,000	3,276,000,000
Creditors for other payment obligations [Member]
Other financial liabilities [Line Items]
Other financial liabilities	€ 4,504,000,000	€ 5,000,000,000